Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 1,715,784	$ 2,467,638
Accounts receivable, net		7,141,688	3,840,120
Inventories		3,662,699	5,300,458
Deferred offering costs			1,482,558
Prepayments and other current assets		4,638,000	159,570
TOTAL CURRENT ASSETS		17,160,260	13,251,374
NON-CURRENT ASSETS:
Property, plant, and equipment, net		3,487,572	3,037,312
Land-use rights, net		2,146,880	2,130,164
Intangible assets, net		41,979	43,773
Finance lease assets		111,202
Deferred tax assets		6,991	5,169
TOTAL NON-CURRENT ASSETS		5,794,624	5,216,418
TOTAL ASSETS		22,954,884	18,467,792
CURRENT LIABILITIES:
Accounts payable		1,726,132	3,132,613
Bank loans		4,578,703	4,630,581
Contract liabilities			1,712
Accrued expenses and other payables		471,883	190,645
Warranty liabilities		46,080	31,602
Income taxes payable		8,906	27,337
Current finance lease liabilities		58,925
TOTAL CURRENT LIABILITIES		7,060,441	8,201,258
NON-CURRENT LIABILIT:
Finance lease liabilities		42,946
TOTAL NON-CURRENT LIABILITY		42,946
TOTAL LIABILITIES		7,103,387	8,201,258
COMMITMENTS AND CONTINGENCIES (NOTE 19)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		14,378,738	7,037,503
Statutory reserve		361,083	361,083
Retained earnings		1,226,398	3,201,818
Accumulated other comprehensive loss		(116,312)	(335,120)
TOTAL SHAREHOLDERS’ EQUITY		15,851,497	10,266,534
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		22,954,884	18,467,792
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	340
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	1,250	1,250
Related Party
CURRENT ASSETS:
Amounts due from related parties		2,089	1,030
CURRENT LIABILITIES:
Amounts due to related parties		$ 169,812	$ 186,768

[1]	The shares are presented on a retrospective basis.